Convertible Redeemable Preferred Shares - Voting Rights and Dividends (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) director item	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Temporary Equity [Line Items]
Number of votes per share | item	1
Number of directors entitled to appoint	10
Total number of directors	11
Dividends | ¥	¥ 0	¥ 0	¥ 0
Series D
Temporary Equity [Line Items]
Percentage of dividend received	5.00%
Series C
Temporary Equity [Line Items]
Percentage of dividend received	5.00%
Series B
Temporary Equity [Line Items]
Percentage of dividend received	5.00%
Series A convertible redeemable preferred shares
Temporary Equity [Line Items]
Percentage of dividend received	5.00%